EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.5 Schedule 5

Report Pulled:	12/4/2025
Loan Count:	578

Fields Reviewed	Discrepancy Count	Percentage
Appraised Value	8	1.38%
LTV	5	0.87%
Original FICO Score	2	0.35%
Original Loan Amount / Limit	12	2.08%
Origination/Note Date	37	6.40%
Originator Back-End DTI	22	3.81%
Property Type	14	2.42%